Derivatives (Gains (Losses) On Derivatives) (Details) (Linn Energy, LLC [Member], USD $) In Millions, unless otherwise specified	3 Months Ended				6 Months Ended		12 Months Ended
	Jun. 30, 2013	Mar. 31, 2013	Jun. 30, 2012	Mar. 31, 2012	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Linn Energy, LLC [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Total Gains Losses On Derivative Instruments	$ 327	$ 108	$ 440	$ 2	$ 218	$ 442	$ 125	$ 450	$ 7